NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 14, 2020	Jul. 14, 2017	Apr. 19, 2021	Feb. 28, 2021	Apr. 30, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	May 21, 2021
Change in contract liabilities										$ 1,866,000
Stimulus loan									$ 437,000		$ 569,000
Stimulus funding not forgiven and returned						$ 8,000			8,000
Operating lease liability									(201,000)	586,000	(919,000)	$ (1,382,000)
Income from government grants						0		$ (1,704,000)	(262,000)	(1,704,000)	(3,140,000)	0
Change in contract liabilities regarding revenue										3,570,000
Cash and cash equivalents						6,000,000.0			6,000,000.0		12,100,000
Deferred income liability						0			0		270,000
Net losses						4,100,000					16,000,000.0
Increased accumulated deficit amount due to net loss						193,100,000			193,100,000		186,900,000	170,900,000
Current cash on hand						5,982,000			5,982,000		9,628,000
Amortization of right of use assets										$ 524,000
Total current assets						7,500,000			7,500,000		14,100,000
Total current liabilities						15,800,000			15,800,000		18,100,000
Cash and cash equivalents						5,982,000			5,982,000		12,066,000	1,706,000	$ 1,200,000
Total liabilities											477,000	0	166,000
Total common stock													$ 1,200,000
Total current liabilities						15,769,000			15,769,000		18,068,000	17,310,000
Uninsured cash						5,332,000			$ 5,332,000		10,125,000	$ 822,000
Proceeds from initial public offering			$ 24,000,000.0								$ 20,700,000
Closing rate US$: GBP									$ 1.349800	$ 1.369000	$ 1.382800	$ 1.238900
Initial public offering shares of common stock			5,783,333
Warrants to purchase for public offering			5,783,333
Initial offering purchase price per share			$ 4.15
Revenue, net											$ 24,600,000	$ 16,200,000
Average rate US$: GBP									$ 1.362733	$ 1.332433	$ 1.346692	$ 1.262367
EBITDA combined entity amount											$ 2,300,000.0
Impairment intangible assets						0		0	$ 0	$ 0	0	$ 1,867,000
Goodwill impairment expense										0	0	598,000
Marketing and advertising cost									42,000	0	0	12,000
Cash on hand											5,982,000
Allowance for doubtful accounts						454,000			454,000		521,000	781,000
Additional loan									500,000
Accumulated deficit						(193,138,000)			(193,138,000)		(186,889,000)	(170,892,000)
Reduction in revenue											8,400,000.0
Net cash used in operating activities									(5,978,000)	(1,393,000)	(6,838,000)	$ (2,333,000)
Net loss						(4,110,000)	$ (2,139,000)	(623,000)		(3,921,000)	$ 16,000,000.0
Major Customer [Member]
Net receivable											44.20%	35.60%
Customer risk percentage											42.40%	45.10%
Merger Agreement [Member]
Purchase price in cash		$ 5,000,000.0
Acquisition price in shares		2,046,667
Payroll Protection Program[Member]
Proceeds from SBA loan	$ 500,000			$ 1,700,000	$ 1,700,000				1,700,000		$ 1,704,000
Total savings									112,000
Payroll descriptions					In the United Kingdom, as of April 1, 2020, Mission furloughed twenty-seven employees, saving £78,000 in April payroll, being made up of £55,000 of furlough monies from the government and £16,000 in associated payroll savings and applied for a 3-month rent holiday. In May 1, 2020, Mission put on furlough an additional 5 employees bringing the total to 32, alongside a 10% pay cut for all employees not furloughed, saving £111,000 in May payroll, being made up of £62,000 of furlough monies from the government, £33,000 of associated payroll savings and £16,000 in savings related to the pay cut. On April 1, 2020, Troika Design Group actioned a 15% salary reduction across the majority of the Los Angeles staff and furloughed one office manager for a total savings of $112,000 per month. Finally, certain members of the Company’s executive team deferred compensation temporarily. In August 2020, the Company received £50,000 in loans related to the COVID pandemic with an interest rate of 2.5% to be paid over five years beginning one year after receipt.
Contract liabilties											1,704,000	$ 1,704,000
STIMULUS FUNDING [Member]
Income from government grants						0		$ (1,704,000)	(262,000)	$ (1,704,000)
Deferred income liability						0			0		270,000	0
Deferred income liabilities, stimulus fund						$ 437,000			$ 437,000		569,000	1,704,000
Stimulus fund											8,000
Gain on PPP loan forgivness											$ 3,140,000	$ 0